Subsequent Events (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Oct. 01, 2025
ELOC [Member]
Subsequent Events [Line Items]
Gross proceeds received from issuance of common shares (in Dollars)	$ 57,500
Common Shares [Member] | ELOC [Member]
Subsequent Events [Line Items]
Number of shares issued	20,000
Subsequent Events [Member] | RSU [Member] | Directors [Member]
Subsequent Events [Line Items]
Number of shares issued		60,820
Subsequent Events [Member] | RSU [Member] | Related Parties [Member]
Subsequent Events [Line Items]
Number of shares issued		49,393